15008443

Nasdaq Stock Market

**William Slattery, CFA**
**Vice President**
Listing Qualifications

Received SEC
NOV 18 2015
Washington, DC 20549
CERT NAS
File No. 001-37637

*Electronic Mail Only*

November 17, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on November 16, 2015 The Nasdaq Stock Market (the "Exchange") received from Mimecast Limited (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Ordinary Shares, nominal value $0.012 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery